SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                 SCHEDULE 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended :  March 29, 2013

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MS Equity Financing Services (Luxembourg) S.a.r.l.
Address: 25 Cabot Square, Canary Wharf
         London, United Kingdom E144QA

13F File Number:
28-11347
March 2013

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the form is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:  Christina Huffman
TITLE: Authorized Signatory
PHONE: 212-762-7104

Signature, Place, and Date of Signing

/s/ Christina Huffman
----------------------------
New York, New York
April 24, 2013

Report Type  (Check only one):

[   ]    13F Holdings Report

[ X ]    13F Notice

[   ]    13F Combination Report








List of Other Mangers Reporting for this Manager:
28-03432        Morgan Stanley